OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

13. OTHER CURRENT AND NON-CURRENT ASSETS

(a) As of December 31, 2021 and 2020, other current assets consist of:

	December 31, 2021	December 31, 2020
Advances to unrelated-parties (i)	$937,235	$8,305
Advances to employees	49,218	45,396
Other current assets	231,695	119,325
	$1,218,148	$173,026

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

As of December 31, 2021, the balance included the amount due from a third-party vendor of approximately $747,000. According to the contract and its subsequent amendment, the vendor is contracted to perform consulting service of market research as subcontractor and to facilitate the development of the new media advertising market.

Based on the amendment of the contract, the Company agrees to make advances to the vendor specifically for its market development purposes, and the total commitment of funding was RMB6 million (USD $929,532). Meanwhile, the Company agrees to pay the vendor a 12% commission fee based on the advertising revenue it has facilitated, and a 50% subcontractor fee based on the consulting services revenue, tax inclusive.

If the Company’s revenue facilitated by the vendor does not reach certain threshold during specified periods, the contract could be terminated by the Company, and all funding with applicable interest, less any commissions and subcontractor fees payable to the vendor, shall be repaid to the Company within one month after the termination of the contract. If the two parties terminate the cooperation on the condition that the vendor meet the target, all funding without interest, shall be repaid.

The first period as specified is from January 1, 2021 to December 31, 2021 with a threshold revenue of RMB 15 million (approximately USD $2,294,400). The threshold revenue is to increase by 30% in the year 2022. As of December 31, 2021, revenue facilitated by the vendor has reached RMB15.2 million (approximately USD $2,386,360). The Company will continue to monitor the revenue facilitated by the vendor and assess if an event occurs or circumstance changes that would potentially indicate that the carrying amount of the receivable was impaired.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(b) As of December 31, 2021 and 2020, Other assets, non-current consist of:

	December 31, 2021	December 31, 2020
Other assets, non-current, net	$2,948,681	$4,302,000
	$2,948,681	$4,302,000

During 2019 and 2020, the Company advanced RMB 30 million (USD $4.3 million) to a vendor, whom the Company has contracted to develop a vehicular IOT smart advertising software (“Internet of Vehicle” or “IOV” software) to interconnect to the Company’s new media advertising sharing platform expanding its advertising capability to people riding in motor vehicles. According to the contract and its subsequent amendment, total commitment of the funding was RMB 30 million (USD $4.3 million). The vendor is solely responsible for hardware and software development and marketing the vehicular terminal. The Company financially supports development cost of IOV software in exchange for advertising revenue generated from the software for four years of the contract term.

Based on the amendment of the contract, if the Company’s new media advertising revenue generated from IOV software does not reach certain threshold during specified period, the contract could be terminated by the Company, and all funding with applicable interest, and less the revenue generated from the IOV software shall be repaid to the Company within one half year after the termination of the contract. Before the full repayment of the funding, the Company owns 100% of the title of the IOV software and related equipment, which will be transferred to the vendor upon its repayment of the total funding plus applicable interest.

Starting in October 2020, IOV software revenue will be divided into eight periods. The first period as specified was from October 1, 2020 to April 30, 2021 with a threshold advertising revenue from IOV software of RMB 3 million (approximately USD $462,000). The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation. The first period as specified was from October 1, 2020 to April 30, 2021 with advertising revenue from IOV software of RMB 3 million (approximately USD $462,000). The second period as specified was from May 1, 2021 to November 30, 2021 with advertising revenue from IOV software of RMB 3.3 million (approximately USD $510,000). In 2022, The Company will continue to monitor advertising revenue generation from the IOV software and evaluate for impairment, if an event occurs or circumstance changes that would potentially indicate that the carrying amount of the asset exceeded its fair value. The vendor will own the title of the IOV software upon its fulfillment of the contract obligations after three years.

The development of IOV software was completed by September 30, 2020. Since Company has the right to use the IOV software in the contract term, software was capitalized as “other assets, non-current, net” and started to amortize from October 1, 2020 over the four-year contract term. As of December 31, 2021 and December 31, 2020, the balance of “other assets, non-current, net” was $2,948,681 and $4,302,000, Respectively. The reduction of the amount receivable was approximately $1.4 million for the year ended December 31, 2021.

If full repayment is achieved within the contract term, the Company might be charged to continue using the software and related equipment, depending on both parties’ future agreement.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS